Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 2,024	$ 358	$ 1,706	$ 2,832	$ 1,898	$ 1,642	$ 1,410	$ 3,624	$ 423	$ 2,742	$ 1,344	$ 3,564	$ 6,920	$ 8,574	$ 8,073
Gain on sale of ProAlliance Corporation															(810)
Common stock issued to ESOP													(575)		(351)
Change in other assets													1,717	(678)	(366)
Net cash provided by operating activities													13,366	10,398	11,681
Proceeds from sale of ProAlliance Corporation															810
Net cash provided by (used in) investing activities													(38,434)	(4,938)	(29,887)
Proceeds from common stock through dividend reinvestment															103
Cash dividends paid													(3,585)	(3,665)	(3,441)
Net cash provided by (used in) financing activities													19,704	9,093	20,839
Cash and cash equivalents at beginning of year				45,530				30,977				28,344	45,530	30,977	28,344
Cash and cash equivalents at end of year	40,166				45,530				30,977				40,166	45,530	30,977
Parent Company [Member]
Net income													6,920	8,574	8,073
Gain on sale of ProAlliance Corporation															(810)
Equity in undistributed earnings of subsidiaries													(719)	(5,422)	(4,386)
Common stock issued to ESOP													575		351
Change in other assets													11	(16)	323
Change in other liabilities													318	(141)	(334)
Net cash provided by operating activities													7,105	2,995	3,217
Cash paid for Milton Bancorp, Inc. acquisition													(7,431)
Proceeds from sale of ProAlliance Corporation															810
Investment in OVBC Captive															(250)
Change in notes receivable													461	(100)	(262)
Net cash provided by (used in) investing activities													(6,970)	(100)	298
Change in notes payable													3,964	128	262
Proceeds from common stock through dividend reinvestment															103
Cash dividends paid													(3,585)	(3,665)	(3,441)
Net cash provided by (used in) financing activities													379	(3,537)	(3,076)
Change in cash and cash equivalents													514	(642)	439
Cash and cash equivalents at beginning of year				$ 2,233				$ 2,875				$ 2,436	2,233	2,875	2,436
Cash and cash equivalents at end of year	$ 2,747				$ 2,233				$ 2,875				$ 2,747	$ 2,233	$ 2,875